Cover	May 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2024
Entity File Number	001-37464
Entity Registrant Name	Cemtrex Inc.
Entity Central Index Key	0001435064
Entity Tax Identification Number	30-0399914
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	276 Greenpoint Ave Bld. 8 Suite 208
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11222
City Area Code	(631)
Local Phone Number	756-9116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CETX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false